INCOME TAXES - Summary of Income Tax (Credit) Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax expense - current:
Income tax expense - current	$ 4,942	$ 7,552	$ 4,286
(Over) under provision of income tax in prior years:
(Over) under provision of income tax in prior years	(2,622)	(189)	(442)
Income tax (credit) expense - deferred:
Income tax (benefit) expense - deferred	(2,330)	815	(2,813)
Income tax (credit) expense	(10)	8,178	1,031
Macau Complementary Tax [Member]
Income tax expense - current:
Income tax expense - current	13	2,832	408
(Over) under provision of income tax in prior years:
(Over) under provision of income tax in prior years	(2,575)	(224)	(423)
Income tax (credit) expense - deferred:
Income tax (benefit) expense - deferred	(3,020)	(1,074)	(3,351)
Lump sum in lieu of Macau Complementary Tax on dividends [Member]
Income tax expense - current:
Income tax expense - current	2,359	2,795	2,795
Hong Kong Profits Tax [Member]
Income tax expense - current:
Income tax expense - current	2,516	1,889	800
(Over) under provision of income tax in prior years:
(Over) under provision of income tax in prior years	30	39	(14)
Income tax (credit) expense - deferred:
Income tax (benefit) expense - deferred	245	(69)	32
Income Tax in Other Jurisdictions [Member]
Income tax expense - current:
Income tax expense - current	54	36	283
(Over) under provision of income tax in prior years:
(Over) under provision of income tax in prior years	(77)	(4)	(5)
Income tax (credit) expense - deferred:
Income tax (benefit) expense - deferred	$ 445	$ 1,958	$ 506